Schedule of right of use assets (Details)	12 Months Ended
Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Carrying amount as at 30 June 2023	$ 314,596
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance as at 1 July 2022	460,385
Additions
Disposals
Balance as at 30 June 2023	460,385
Balance as at 1 July 2022	(53,712)
Disposals
Depreciation	(92,077)
Balance as at 30 June 2023	(145,789)
Carrying amount as at 30 June 2023	$ 314,596